Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2013
BIS statistics
BIS statistics – Basel III

end of	2013	2012
Eligible capital (CHF million)
CET1 capital	42,989	41,500
Additional tier 1 capital	3,072	2,857
Total tier 1 capital	46,061	44,357
Tier 2 capital	10,227	7,162
Total eligible capital	56,288	51,519
Risk-weighted assets (CHF million)
Credit risk	175,631	201,764
Market risk	39,133	39,466
Operational risk	53,075	45,125
Non-counterparty risk	6,007	6,126
Risk-weighted assets	273,846	292,481
Capital ratios (%)
CET1 ratio	15.7	14.2
Tier 1 ratio	16.8	15.2
Total capital ratio	20.6	17.6

Bank
BIS statistics
BIS statistics – Basel III

end of	2013	2012
Eligible capital (CHF million)
CET1 capital	38,028	36,717
Additional tier 1 capital	3,077	3,760
Total tier 1 capital	41,105	40,477
Tier 2 capital	10,961	8,829
Total eligible capital	52,066	49,306
Risk-weighted assets (CHF million)
Credit risk	166,324	191,649
Market risk	39,111	39,438
Operational risk	53,075	45,125
Non-counterparty risk	5,758	5,873
Risk-weighted assets	264,268	282,085
Capital ratios (%)
CET1 ratio	14.4	13.0
Tier 1 ratio	15.6	14.3
Total capital ratio	19.7	17.5